Long-Term Debt - Tim Hortons Notes - Additional Information (Detail) $ in Millions				12 Months Ended
	Feb. 06, 2015	Jan. 26, 2015	Jan. 12, 2015 CAD	Dec. 31, 2014 CAD	Feb. 24, 2015 CAD	Feb. 09, 2015 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2012 USD ($)
Credit Facilities [Line Items]
Aggregate principal amount of debt issued | $									$ 92.9
Maturity date of loan				Dec. 12, 2019
Senior Notes [Member]
Credit Facilities [Line Items]
Senior convertible note, maturity date				101.00%
Offer expiration date				Jan. 12, 2015
Senior Notes [Member] | Series 1 Notes [Member]
Credit Facilities [Line Items]
Aggregate principal amount of debt issued								CAD 300,000,000
Maturity date of loan				Jun. 01, 2017
Senior convertible note, stated interest rate							420.00%	420.00%
Proceeds from Issuance of Senior Long-term Debt				CAD 249,800,000
Senior Notes [Member] | Series 2 Notes [Member]
Credit Facilities [Line Items]
Aggregate principal amount of debt issued								CAD 450,000,000
Maturity date of loan				Dec. 01, 2023
Senior convertible note, stated interest rate							452.00%	452.00%
Proceeds from Issuance of Senior Long-term Debt				CAD 440,000,000
Senior Notes [Member] | Series 3 Notes [Member]
Credit Facilities [Line Items]
Aggregate principal amount of debt issued								CAD 450,000,000
Maturity date of loan				Apr. 01, 2019
Senior convertible note, stated interest rate							285.00%	285.00%
Proceeds from Issuance of Senior Long-term Debt				CAD 442,000,000
Series 1 Notes [Member]
Credit Facilities [Line Items]
Maturity date of loan				Jun. 01, 2017
Notes accepted for purchase | $							$ 262.0
Series 1 Notes [Member] | Tim Hortons Notes [Member]
Credit Facilities [Line Items]
Notes outstanding					CAD 47,400,000
Series 2 Notes [Member]
Credit Facilities [Line Items]
Maturity date of loan				Dec. 01, 2023
Notes accepted for purchase | $							390.7
Series 2 Notes [Member] | Tim Hortons Notes [Member]
Credit Facilities [Line Items]
Notes outstanding					2,600,000
Series 3 Notes [Member]
Credit Facilities [Line Items]
Maturity date of loan				Apr. 01, 2019
Notes accepted for purchase | $							$ 392.1
Series 3 Notes [Member] | Tim Hortons Notes [Member]
Credit Facilities [Line Items]
Notes outstanding					3,900,000
Subsequent Event [Member] | Tim Hortons Notes [Member]
Credit Facilities [Line Items]
Principal amount of tendered Tim Hortons Notes, percentage		100.00%
Cash consideration on Tim Hortons Notes, percentage	1.00%
Subsequent Event [Member] | Senior Notes [Member] | Series 1 Notes [Member]
Credit Facilities [Line Items]
Proceeds from Issuance of Senior Long-term Debt			CAD 249,800,000
Subsequent Event [Member] | Senior Notes [Member] | Series 2 Notes [Member]
Credit Facilities [Line Items]
Proceeds from Issuance of Senior Long-term Debt			440,000,000
Subsequent Event [Member] | Senior Notes [Member] | Series 3 Notes [Member]
Credit Facilities [Line Items]
Proceeds from Issuance of Senior Long-term Debt			CAD 442,000,000
Subsequent Event [Member] | Series 1 Notes [Member] | Tim Hortons Notes [Member]
Credit Facilities [Line Items]
Notes accepted for purchase					132,000	CAD 2,700,000
Subsequent Event [Member] | Series 2 Notes [Member] | Tim Hortons Notes [Member]
Credit Facilities [Line Items]
Notes accepted for purchase					95,000	7,300,000
Subsequent Event [Member] | Series 3 Notes [Member] | Tim Hortons Notes [Member]
Credit Facilities [Line Items]
Notes accepted for purchase					CAD 215,000	CAD 3,900,000